Finance and operating leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of future minimum lease payments for leases
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2022, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2023	$22,550	$3,090	$6,165
2024	13,552	1,703	666
2025	3,992	1,730	—
2026	2,642	1,579	—
2027 and thereafter	935	10,665	—
Total minimum lease payments	$43,671	$18,767	$6,831
Less: amount representing interest	(1,867)	(3,921)
Carrying amount of minimum lease payments	$41,804	$14,846
Less: current portion	(21,489)	(2,470)
Long term	$20,315	$12,376

Schedule of future minimum lease payments for finance leases
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2022, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2023	$22,550	$3,090	$6,165
2024	13,552	1,703	666
2025	3,992	1,730	—
2026	2,642	1,579	—
2027 and thereafter	935	10,665	—
Total minimum lease payments	$43,671	$18,767	$6,831
Less: amount representing interest	(1,867)	(3,921)
Carrying amount of minimum lease payments	$41,804	$14,846
Less: current portion	(21,489)	(2,470)
Long term	$20,315	$12,376

Schedule of future minimum lease payments for lessor operating leases
The future minimum lease payments and receipts from non-cancellable leases as at December 31, 2022, for the periods shown are as follows:

	Payments		Receipts
For the year ending December 31,	Finance Leases	Operating Leases	Operating leases
2023	$22,550	$3,090	$6,165
2024	13,552	1,703	666
2025	3,992	1,730	—
2026	2,642	1,579	—
2027 and thereafter	935	10,665	—
Total minimum lease payments	$43,671	$18,767	$6,831
Less: amount representing interest	(1,867)	(3,921)
Carrying amount of minimum lease payments	$41,804	$14,846
Less: current portion	(21,489)	(2,470)
Long term	$20,315	$12,376

Schedule of lease expenses and income

Year ended December 31,	2022	2021
Short-term lease expense	$23,003	$27,421
Operating lease expense	4,588	4,556
Operating lease income	(6,831)	(7,074)

Schedule of operating lease income

	December 31, 2022	December 31, 2021
Weighted-average remaining lease term (in years):
Finance leases	1.9	2.5
Operating leases	10.2	8.3
Weighted-average discount rate:
Finance leases	3.53%	3.22%
Operating leases	4.64%	4.68%